Other Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Other Taxes Payable [Abstract]
Schedule of Other Taxes Payable

The following is a summary of other taxes payable as of December 31, 2023 and 2024:

	December 31, 2023	December 31, 2024
	RMB	RMB
Withholding individual income taxes for employees	6,999	6,975
VAT payables	5,186	861
Others	18	32
Total	12,203	7,868